Loans - Schedule of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Effective yield	5.09%	4.78%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 3,812,329	$ 3,614,725
Less specific allowance for credit losses	(35,467)	(44,247)
Loans, net of allowance for credit losses	3,776,862	3,570,478
Less specific allowance for credit losses	(13,624)	(11,738)	$ (19,105)
Less general allowance for credit losses	(21,843)	(32,509)	(30,197)
Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,988,813	1,945,204
Loans, net of allowance for credit losses	1,960,103	1,909,093
Less specific allowance for credit losses	(12,371)	(11,161)
Less general allowance for credit losses	(16,339)	(24,950)
Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,823,516	1,669,521
Loans, net of allowance for credit losses	1,816,759	1,661,385
Less specific allowance for credit losses	(1,253)	(577)
Less general allowance for credit losses	(5,504)	(7,559)
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	545,876	469,596
Less specific allowance for credit losses	(2,866)	(577)
Loans, net of allowance for credit losses	543,010	469,019
Less specific allowance for credit losses	(2,866)	(577)	(590)
Less general allowance for credit losses	(3,443)	(2,800)	(8,133)
Commercial loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	355,887	247,269
Less specific allowance for credit losses	(2,866)	(577)
Loans, net of allowance for credit losses	353,021	246,692
Commercial loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	189,989	222,327
Less specific allowance for credit losses	0	0
Loans, net of allowance for credit losses	189,989	222,327
Commercial loans | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	21,523	25,361
Commercial loans | Overdrafts | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	18,649	22,594
Commercial loans | Overdrafts | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,874	2,767
Commercial loans | Governments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	153,401	112,412
Commercial loans | Governments | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	139,987	94,504
Commercial loans | Governments | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	13,414	17,908
Commercial loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	370,952	331,823
Commercial loans | Commercial and industrial | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	197,251	130,171
Commercial loans | Commercial and industrial | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	173,701	201,652
Commercial real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	584,078	610,507
Less specific allowance for credit losses	(583)	(750)
Loans, net of allowance for credit losses	583,495	609,757
Less specific allowance for credit losses	(583)	(750)	(2,951)
Less general allowance for credit losses	(9,777)	(15,474)	(3,561)
Commercial real estate loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	370,594	388,482
Less specific allowance for credit losses	(550)	(750)
Loans, net of allowance for credit losses	370,044	387,732
Commercial real estate loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	213,484	222,025
Less specific allowance for credit losses	(33)	0
Loans, net of allowance for credit losses	213,451	222,025
Commercial real estate loans | Commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	535,835	581,622
Commercial real estate loans | Commercial mortgage | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	346,094	363,982
Commercial real estate loans | Commercial mortgage | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	189,741	217,640
Commercial real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	48,243	28,885
Commercial real estate loans | Construction | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	24,500	24,500
Commercial real estate loans | Construction | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	23,743	4,385
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	187,675	198,089
Less specific allowance for credit losses	(274)	(278)
Loans, net of allowance for credit losses	187,401	197,811
Less specific allowance for credit losses	(274)	(278)	(274)
Less general allowance for credit losses	(614)	(687)	(2,489)
Consumer loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	106,198	103,985
Less specific allowance for credit losses	(274)	(275)
Loans, net of allowance for credit losses	105,924	103,710
Consumer loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	81,477	94,104
Less specific allowance for credit losses	0	(3)
Loans, net of allowance for credit losses	81,477	94,101
Consumer loans | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	8,361	5,582
Consumer loans | Overdrafts | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	5,490	2,380
Consumer loans | Overdrafts | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,871	3,202
Consumer loans | Automobile financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	19,295	19,982
Consumer loans | Automobile financing | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	13,113	13,077
Consumer loans | Automobile financing | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	6,182	6,905
Consumer loans | Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	79,005	78,541
Consumer loans | Credit card | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	57,777	57,730
Consumer loans | Credit card | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	21,228	20,811
Consumer loans | Other consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	81,014	93,984
Consumer loans | Other consumer | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	29,818	30,798
Consumer loans | Other consumer | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	51,196	63,186
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,494,700	2,336,533
Less specific allowance for credit losses	(9,901)	(10,133)
Loans, net of allowance for credit losses	2,484,799	2,326,400
Less specific allowance for credit losses	(9,901)	(10,133)	(15,290)
Less general allowance for credit losses	(8,009)	(13,548)	$ (16,014)
Residential mortgage loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,156,134	1,205,468
Less specific allowance for credit losses	(8,681)	(9,559)
Loans, net of allowance for credit losses	1,147,453	1,195,909
Residential mortgage loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,338,566	1,131,065
Less specific allowance for credit losses	(1,220)	(574)
Loans, net of allowance for credit losses	$ 1,337,346	$ 1,130,491